Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Aggregate Minimum Annual Rental Payments	Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (millions):

For the Years Ending December 31,
2021	$638.6
2022	576.0
2023	504.6
2024	430.2
2025	353.2
Thereafter	1,037.6
Total	$3,540.2

Schedule of Right-of-Use Assets and Lease Liabilities Related to Ground Leases
The fair values and key terms of the right-of-use assets and lease liabilities related to the Account's ground leases are as follows (millions):

As of December 31, 2020
Assets:
Right-of-use assets, at fair value	$36.8
Liabilities:
Ground lease liabilities, at fair value	$36.8

Key Terms
Weighted-average remaining lease term (years)	69.4
Weighted-average discount rate(1)	8.05%
(1) Discount rates are reflective of the rates utilized during the most recent appraisal of the associated real estate investments.

Schedule of Aggregate Minimum Annual Payments for Ground Leases	Aggregate future minimum annual payments for ground leases held by the Account are as follows (millions):

For the Years Ending December 31,
2021	$2.2
2022	2.3
2023	2.3
2024	2.3
2025	2.3
Thereafter	402.8
Total	$414.2